united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Suite 2, Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value

	BOND FUNDS - 25.0%
69,478	iShares Core U.S. Aggregate Bond ETF	$ 7,741,933
33,962	iShares TIPS Bond ETF	3,857,744
71,634	SPDR Barclays International Treasury Bond ETF	3,805,198
124,737	SPDR Barclays Short Term International Treasury Bond ETF	3,784,521
79,588	Vanguard Short-Term Inflation-Protected Securities ETF	3,856,834
	TOTAL BOND FUNDS (Cost - $24,013,635)	23,046,230

	EQUITY FUNDS - 66.0%
	COMMODITY FUND - 8.2%
440,921	PowerShares DB Commodity Index Tracking Fund *	7,526,521

	EMERGING MARKETS - 8.4%
158,936	iShares Core MSCI Emerging Markets ETF	7,681,377

	INTERNATIONAL EQUITY - 8.2%
193,667	Fidelity Spartan International Index Fund	7,591,748

	LARGE CAP GROWTH - 8.1%
39,614	Vanguard S&P 500 ETF	7,494,969

	MID CAP GROWTH - 8.3%
50,314	iShares Core S&P Mid-Cap ETF	7,646,722

	SMALL CAP VALUE - 8.3%
69,891	Vanguard Small-Cap Value ETF	7,646,075

	SPECIALTY - 16.5%
202,967	iShares North American Natural Resources ETF	7,619,381
89,755	Vanguard REIT ETF	7,545,703
		15,165,084

	TOTAL EQUITY FUNDS (Cost - $57,491,465)	60,752,496

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015
Par Value		Value

U.S. GOVERNMENT OBLIGATIONS - 2.2%
$ 2,000,000	United States Treasury Bill, 0.0125% due 4/23/2015 ** (Cost - $1,999,946)	$ 1,999,946

Shares	SHORT-TERM INVESTMENTS - 6.9%
MONEY MARKET FUNDS - 6.9%
6,322,305	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10% ***(Cost - $6,322,305)	6,322,305

	TOTAL INVESTMENTS - 100.1% (Cost - $89,827,351)(a)	$ 92,120,977
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(95,755)
	NET ASSETS - 100.0%	$ 92,025,222

ETF - Exhange Traded Fund

* Non-income producing security.
** Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.
*** Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $89,854,982 and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation:	$ 6,942,296
	Unrealized depreciation:	(4,676,301)
	Net unrealized appreciation:	$ 2,265,995

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Fair Valuation Process.  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

7Twelve Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2015  for the Portfolio's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 23,046,230	$ -	$ -	$ 23,046,230
Equity Funds	60,752,496	-	-	60,752,496
U.S. Government Obligations	-	1,999,946	-	1,999,946
Short-Term Investments	6,322,305	-	-	6,322,305
Total Investments	$ 90,121,031	$ 1,999,946	$ -	$ 92,120,977

The Portfolio did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classification.

Exchange Traded Funds

The Portfolio may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

7Twelve Balanced Portfolio

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 5/22/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 5/22/15

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 5/22/15